Statements of Operations (Tables)	6 Months Ended
Jun. 30, 2024
Income Statement Related Disclosures [Abstract]
Schedule of selected selling, general and administrative expenses data
	Six months ended June 30,		Year ended December 31,
	2024	2023	2023
	U.S. Dollars

Selling (1)	23,004	17,910	36,896
General and administrative	7,690	6,127	13,855

	30,694	24,037	50,751

(1) Including shipping and handling costs	2,029	1,025	2,744

Schedule of selected financial income (expenses) data
	Six months ended June 30,		Year ended December 31,
	2024	2023	2023
	U.S. Dollars

Interest income	11,812	11,838	24,051
Amortization of issuance costs of convertible notes	(547)	(547)	(1,094)
Other, net (1)	(641)	(427)	(739)

	10,624	10,864	22,218

(1) Including foreign currency expense resulting from transactions not denominated in U.S. Dollars	(313)	(172)	(78)